Offerings - Offering: 1	Jan. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	3,448,275
Proposed Maximum Offering Price per Unit	27.785
Maximum Aggregate Offering Price	$ 95,810,320.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,668.56
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of shares of the common stock, par value $0.01 per share ("Common Stock") of Berkshire Hills Bancorp, Inc., a Delaware corporation, which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of outstanding shares of Common Stock. (2) Estimated solely for purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per unit and maximum aggregate offering price are based on the reported average of the high and low prices of Common Stock as reported on the New York Stock Exchange on January 9, 2025.